UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard International Value Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Common Stocks (95.9%)

Australia (1.2%)
Westpac Banking Corp., Ltd.	2,353,609	45,942
QBE Insurance Group Ltd.	762,200	18,248
Macquarie Airports Group	5,749,800	15,863
Coles Group Ltd.	940,100	10,393
Zinifex Ltd.	582,000	7,532

		97,978

Austria (0.4%)
OMV AG	453,400	24,426
Voestalpine AG	200,000	11,629

		36,055

Belgium (0.7%)
InBev	408,100	26,244
Fortis	573,400	24,071
KBC Bank & Verzekerings Holding	52,000	6,557

		56,872

Brazil (3.9%)
Petroleo Brasileiro ADR	722,300	70,988
Companhia Vale do Rio Doce ADR	1,748,000	50,220
Gerdau SA ADR	2,667,200	45,076
Petroleo Brasileiro SA Pfd.	1,616,500	35,650
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	883,200	33,329
Companhia Energetica de Minas Gerais ADR	650,000	31,343
Banco do Brasil SA	714,000	23,349
Uniao de Bancos Brasileiros SA GDR	187,100	17,743
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	5,221

		312,919

Canada (2.2%)
* Loblaw Cos., Ltd.	888,000	38,705
IGM Financial, Inc.	668,384	28,340
Teck Cominco Ltd. Class B	347,500	25,541
* Nexen Inc.	316,959	19,078
ING Canada Inc.	399,225	17,908
Royal Bank of Canada	361,800	16,735
EnCana Corp.	288,500	13,797
Husky Energy Inc.	208,000	13,299
* CELESTICA, INC	1,018,240	6,021
Telus Corp.-Non Voting Shares	1,146	53

		179,477

China (2.0%)
Cosco Pacific Ltd.	14,198,000	35,588
Beijing Datang Power Generation Co. Ltd.	31,150,000	31,636
Denway Motors Ltd.	74,000,000	31,199
PetroChina Co. Ltd.	20,654,000	25,439
China Petroleum & Chemical Corp.	26,620,000	22,227
China Telecom Corp. Ltd.	31,600,000	15,263

		161,352

Finland (0.6%)
Nokia Oyj	2,331,400	51,412

France (11.9%)
Total SA	2,118,209	143,546
BNP Paribas SA	817,759	91,312
Sanofi-Aventis	1,023,204	89,898
Societe Generale Class A	464,385	82,188
AXA	1,858,809	78,590
Renault SA	576,900	71,471
Credit Agricole SA	1,608,354	69,044
Carrefour SA	1,184,857	68,227
Suez SA	1,299,433	63,832
France Telecom SA	1,841,200	51,031
Vivendi SA	1,160,000	47,726
STMicroelectronics NV	2,481,700	46,225
Schneider Electric SA	240,300	29,068
Groupe Danone	151,450	23,343
Air France	91,200	4,101

		959,602

Germany (5.0%)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	330,600	52,261
E.On AG	362,200	49,276
Commerzbank AG	1,145,006	48,450
Deutsche Lufthansa AG	1,561,100	43,801
RWE AG	396,000	41,342
Adidas AG	715,200	34,453
DaimlerChrysler AG (Registered)	522,700	32,494
Allianz AG	146,200	29,197
Continental AG	203,335	24,665
SAP AG	330,652	15,279
^ TUI AG	660,700	13,843
Fresenius Medical Care AG	67,000	8,951
BASF AG	87,100	8,395

		402,407

Greece (0.7%)
Folli-Follie SA	918,000	37,754
Public Power Corp.	591,070	17,075

		54,829

Hong Kong (1.0%)
Johnson Electric Holdings Ltd.	53,168,000	38,681
China Netcom Group Corp. Hong Kong Ltd.	12,330,000	30,841
Sino Land Co.	5,149,955	11,625
Kerry Properties Ltd.	413	2

		81,149

Hungary (0.2%)
* MOL Hungarian Oil and Gas Nyrt. ADR	104,500	10,659
MOL Hungarian Oil and Gas Nyrt	80,900	8,379

		19,038

India (0.6%)
Patni Computer Systems ADR	1,149,192	27,397
State Bank of India GDR	283,900	18,527

		45,924

Indonesia (0.5%)
PT Bank Mandiri Tbk	88,909,500	25,273
PT Telekomunikasi Indonesia ADR	414,200	17,380
* PT Toba Pulp Lestari Tbk	545,000	-

		42,653

Ireland (0.8%)
CRH PLC	828,600	32,673
Allied Irish Banks PLC	849,600	24,399
Allied Irish Banks PLC (U.K. Shares)	293,800	8,487

		65,559

Israel (0.2%)
Bank Hapoalim Ltd.	1,800,000	8,430
Bank Leumi Le-Israel	1,700,000	6,719

		15,149

Italy (3.3%)
ENI SpA	3,793,955	121,915
Saipem SpA	1,813,060	44,616
Unicredito Italiano SpA	3,992,100	36,973
Intesa Sanpaolo SpA	3,567,886	26,891
Buzzi Unicem SpA	806,400	22,865
Fondiaria - Sai SpA	341,916	15,467

		268,727

Japan (18.3%)
Canon, Inc.	1,895,350	99,791
Nomura Holdings Inc.	4,661,600	95,187
Nissan Motor Co., Ltd.	6,456,200	80,573
Sumitomo Mitsui Financial Group, Inc.	7,392	75,369
JFE Holdings, Inc.	1,289,400	71,552
Toyota Motor Corp.	990,600	65,052
Orix Corp.	202,120	58,197
Nintendo Co.	183,500	54,249
Japan Tobacco, Inc.	9,800	46,962
Bank of Yokohama Ltd.	5,059,000	40,966
Joyo Bank Ltd.	6,709,000	40,042
KDDI Corp.	5,660	40,029
Mitsui OSK Lines Ltd.	3,828,000	39,807
Mitsubishi UFJ Financial Group	3,231	39,115
Isuzu Motors Ltd.	7,224,000	36,254
Nippon Telegraph and Telephone Corp.	6,700	33,444
Mitsui Chemicals, Inc.	4,007,000	32,427
JS Group Corp.	1,415,000	32,307
Sharp Corp.	1,827,000	31,139
Millea Holdings, Inc.	867,500	31,110
Osaka Gas Co., Ltd.	7,893,000	30,658
Sumitomo Trust & Banking Co., Ltd.	2,857,000	30,655
Shionogi & Co., Ltd.	1,714,000	30,422
Mitsui Sumitomo Insurance Co.	2,528,000	30,286
Sumitomo Corp.	1,900,000	29,503
Sumitomo Heavy Industries Ltd.	2,789,000	29,065
Ajinomoto Co., Inc.	2,290,000	28,854
Takeda Pharmaceutical Co. Ltd.	413,200	26,967
Onward Kashiyama Co., Ltd.	1,982,000	26,429
Mitsui & Co., Ltd.	1,581,000	25,252
The Chugoku Bank, Ltd.	1,782,000	23,253
Marui Co., Ltd.	1,813,200	22,366
East Japan Railway Co.	2,120	14,708
Hoya Corp.	398,000	14,472
Itochu Corp.	1,577,000	13,811
Mitsubishi Corp.	657,800	13,339
Leopalace21 Corp.	315,300	10,026
Nippon Mining Holdings Inc.	1,276,500	9,212
Hitachi Ltd.	1,212,000	8,136
Tokyo Electric Power Co.	235,000	7,997
Tokyo Gas Co., Ltd.	1,230,000	6,361
EDION Corp.	330,000	4,649
Sankyo Co., Ltd.	60,000	2,977

		1,482,970

Mexico (0.8%)
Fomento Economico Mexicano, SA de CV ADR	291,000	34,940
* Cemex SAB de CV ADR	912,000	32,267

		67,207

Netherlands (4.7%)
ING Groep NV	2,422,868	106,129
ABN-AMRO Holding NV	1,594,595	51,068
Mittal Steel Co. Ltd. Non-Voting Depositary Receipt	942,606	43,946
TNT NV	799,000	36,058
European Aeronautic Defence and Space Co.	982,370	32,739
Koninklijke Numico NV	582,100	30,822
Heineken NV	597,500	30,209
Wolters Kluwer NV	715,900	21,454
Buhrmann NV	944,500	14,141
Koninklijke BAM Groep NV	612,300	12,646

		379,212

Philippines (0.3%)
Philippine Long Distance Telephone Co.	385,500	20,666

Russia (0.8%)
Evraz Group SA GDR	1,102,846	31,387
LUKOIL ADR	239,800	19,092
* Mobile TeleSystems ADR	284,800	15,425

		65,904

Singapore (1.0%)
DBS Group Holdings Ltd.	2,855,701	40,973
Singapore Telecommunications Ltd.	16,221,000	37,040

		78,013

South Africa (0.9%)
Sasol Ltd.	703,300	23,860
Sanlan Ltd.	9,045,470	23,423
Standard Bank Group Ltd.	1,013,700	13,908
Tiger Brands Ltd.	525,100	12,514

		73,705

South Korea (3.6%)
* Kookmin Bank	1,181,448	94,120
Samsung Electronics Co., Ltd.	77,220	47,819
* Industrial Bank of Korea	1,299,860	24,089
* Honam Petrochemical Corp.	267,700	21,647
POSCO	60,700	21,335
1 Samsung Electronics Co., Ltd. GDR	67,500	20,560
* Hyundai Mobis	200,510	16,360
Samsung Electronics Co., Ltd. Pfd.	34,500	16,291
* Hyundai Motor Co., Ltd. GDR	610,200	12,308
* Hyundai Motor Co., Ltd.	267,000	11,001
* Hyundai Steel Co.	221,440	7,772

		293,302

Spain (0.9%)
Repsol YPF SA	1,300,700	42,775
Banco Santander Central Hispano SA	1,632,455	30,950

		73,725

Sweden (1.0%)
Eniro AB	2,408,000	31,835
Telefonaktiebolaget LM Ericsson AB Class B	6,820,000	27,070
Svenska Cellulosa AB B Shares	204,000	10,912
Electrolux AB Series B	394,000	7,485

		77,302

Switzerland (5.4%)
Credit Suisse Group (Registered)	1,787,757	126,356
Novartis AG (Registered)	1,619,980	93,093
Nestle SA (Registered)	167,900	61,488
Lonza AG (Registered)	461,600	43,628
UBS AG	539,100	33,776
CIBA Specialty Chemicals AG (Registered)	409,300	27,318
Cie. Financiere Richemont AG	323,000	18,049
Julius Baer Holding Ltd.	147,500	17,688
Zurich Financial Services AG	64,300	17,311

		438,707

Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,011,952	43,770
United Microelectronics Corp.	36,054,046	22,717
Hon Hai Precision Industry Co., Ltd.	2,630,400	18,074
Siliconware Precision Industries Co.	10,153,563	17,291
Quanta Computer Inc.	9,388,031	15,917
AU Optronics Corp.	6,777,400	9,070
Taiwan Semiconductor Manufacturing Co., Ltd.	4,255,920	8,780
Compal Electronics Inc. GDR	1,491,940	6,565
China Steel Corp.	4,347,000	4,496
China Steel Corp. GDR	185,588	3,772

		150,452

Thailand (0.5%)
Bangkok Bank Public Co. Ltd. (Foreign)	9,845,700	31,994
PTT Public Co., Ltd. (Foreign)	2,059,900	11,800

		43,794

Turkey (0.3%)
Turkcell Iletisim Hizmetleri A.S	4,831,700	26,791

United Kingdom (20.2%)
Vodafone Group PLC	56,185,017	163,795
GlaxoSmithKline PLC	3,765,253	101,291
Royal Bank of Scotland Group PLC	2,330,391	93,527
HBOS PLC	3,919,759	85,466
Barclays PLC	5,662,500	82,312
AstraZeneca Group PLC	1,345,400	75,043
BHP Billiton PLC	2,762,352	51,831
BP PLC	4,775,000	50,317
British American Tobacco PLC	1,752,600	53,162
Man Group PLC	4,548,000	47,795
Smith & Nephew PLC	4,046,630	45,426
BAE Systems PLC	5,452,000	44,770
HSBC Holdings PLC	2,419,600	43,923
Aviva PLC	2,705,192	43,603
Reuters Group PLC	4,905,500	41,622
Cattles PLC	4,790,015	41,149
Diageo PLC	2,073,100	40,311
Xstrata PLC	819,970	38,378
British Sky Broadcasting Group PLC	3,540,800	38,077
J. Sainsbury PLC	4,335,800	36,908
Imperial Tobacco Group PLC	891,700	36,148
Tesco PLC	4,340,500	35,635
HSBC Holdings PLC	1,934,000	35,315
Kingfisher PLC	7,247,045	34,020
Old Mutual PLC	9,900,000	33,459
Cadbury Schweppes PLC	2,867,600	32,400
Signet Group PLC	13,172,341	30,888
Lloyds TSB Group PLC	2,240,600	25,646
Unilever PLC	887,100	24,135
Royal Dutch Shell PLC Class A (Amsterdam Shares)	638,500	21,588
Reckitt Benckiser PLC	339,300	16,320
Royal & Sun Alliance Insurance Group PLC	4,504,779	14,227
* British Energy Group PLC	1,650,000	14,170
Friends Provident PLC	3,240,080	13,806
Greene King PLC	649,900	13,684
Centrica PLC	1,570,000	11,454
Taylor Woodrow PLC	1,167,400	9,339
Royal Dutch Shell PLC Class B	241,359	8,080
Intercontinental Hotels Group, PLC	297,915	7,439

		1,636,459

United States (0.1%)
* Flextronics International Ltd.	597,900	6,954

Total Common Stocks
(Cost $6,107,848)		7,766,265

Temporary Cash Investments (4.6%)

Money Market Fund (4.4%)

2 Vanguard Market Liquidity Fund, 5.272%	357,239,655	357,240

	Face Amount ($000)

U.S. Agency Obligation (0.2%)

3 Federal National Mortgage Assn
4 5.190%, 2/9/2007	15,000	14,983

Total Temporary Cash Investments
(Cost $372,223)		372,223

Total Investments (100.5%)
(Cost $6,480,071)		8,138,488

Other Assets and Liabilities—Net (-0.5%)		(41,546)

Net Assets (100%)		8,096,942

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of this security represented 0.3% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $14,983,000 and cash of $3,897,000, have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $6,498,581,000. Net unrealized appreciation of investment securities for tax purposes was $1,639,907,000, consisting of unrealized gains of $1,708,318,000 on securities that had risen in value since their purchase and $68,411,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones Euro STOXX 50 Index	1,976	107,957	2,846
FTSE 100 Index	327	39,735	96
Topix Index	273	39,010	2,746
S&P ASX 200 Index	115	12,804	370

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/21/2007	EUR	42,401	USD	56,216	(1,073)
3/21/2007	GBP	20,182	USD	39,502	(214)
3/14/2007	JPY	4,377,832	USD	36,388	(2,191)
3/21/2007	AUD	16,031	USD	12,402	(127)

AUD-Australian dollar
EUR-euro
GBP-British pound
JPY-Japanese yen
USD-U.S. dollars

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Diversified Equity Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds
Vanguard Growth & Income Fund Investor Shares	776,996	28,306
Vanguard Morgan Growth Fund Investor Shares	1,100,257	21,312
Vanguard Windsor II Fund Investor Shares	604,679	21,291
Vanguard U.S. Growth Fund Investor Shares	1,142,835	21,234
Vanguard Windsor Fund Investor Shares	1,119,676	21,195
Vanguard Explorer Fund Investor Shares	183,858	14,174
Vanguard Mid-Cap Growth Fund Investor Shares	401,674	7,146
Vanguard Capital Value Fund Investor Shares	543,739	7,112

Total Investment Companies
(Cost $132,738)	141,770

Other Assets and Liabilities-Net (0.1%)	127

Net Assets (100%)	141,897

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At Jaunary 31, 2007, the cost of investment securities for tax purposes was $132,738,000. Net unrealized appreciation of investment securities for tax purposes was $9,032,000, consisting of unrealized gains of $9,205,000 on securities that had risen in value since their purchase and $173,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD TRUSTEES' EQUITY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.